Leases (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Opening balance	R$ 3,344	R$ 3,205
New lease agreements	0	1,728
Remeasurement	262	(429)
Exclusions
Interest accrued	227	266
Payment of Interest	0	(266)
Payment of principal	(1,400)	(1,160)
Closing balance	R$ 2,433	R$ 3,344